Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 15—RELATED PARTIES

Related Party Note

Related party note payable as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Related party promissory note	$578,290	$362,779

Current portion of related party note payable	$578,290	$362,779
Related party note payable, net of current portion	$-	$-

On September 30, 2020, a portion of the purchase price for the acquisition of Kyle’s was paid by the issuance of a promissory note by 1847 Cabinet to Stephen Mallatt, Jr. and Rita Mallatt, who are officers of Kyle’s, in the principal amount of $1,260,000. Payment of the principal and accrued interest on the note was subject to vesting. On July 26, 2022, the Company and 1847 Cabinet entered into a conversion agreement with Stephen Mallatt, Jr. and Rita Mallatt, pursuant to which they agreed to convert $797,221 of the vesting note into 146 common shares at a conversion price of $5,460 per share. As a result, the Company recognized a loss on extinguishment of debt of $303,706.

The note was subsequently amended on multiple occasions. Pursuant to the latest amendment, the parties agreed to extend the maturity date of the note to July 30, 2023. As additional consideration for entering into the amendment, 1847 Cabinet agreed to pay an amendment fee of $76,784 on the maturity date. This note is currently in default.

As of December 31, 2023, the outstanding principal balance is $578,290, with an accrued interest balance of $21,528.

Management Services Agreements

On April 15, 2013, the Company and the Manager entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”). The amount of the Parent Management Fee with respect to any fiscal quarter is (i) reduced by the aggregate amount of any management fees received by the Manager under any offsetting management services agreements with respect to such fiscal quarter, (ii) reduced (or increased) by the amount of any over-paid (or under-paid) Parent Management Fees received by (or owed to) the Manager as of the end of such fiscal quarter, and (iii) increased by the amount of any outstanding accrued and unpaid Parent Management Fees. The Company expensed $0 in Parent Management Fees for the years ended December 31, 2023 and 2022.

On May 28, 2020, 1847 Asien entered into an offsetting management services agreement with the Manager. Pursuant to the management services agreement, the Manager will provide certain services to 1847 Asien in exchange for a quarterly management fee. This fee will be the greater of $75,000 or 2% of adjusted net assets (as defined within the management services agreement). 1847 Asien expensed management fees of $300,000 for the years ended December 31, 2023 and 2022.

On August 21, 2020, 1847 Cabinet entered into an offsetting management services agreement with the Manager, which was amended on October 8, 2021. Pursuant to the amended management services agreement, the Manager will provide certain services to 1847 Cabinet in exchange for a quarterly management fee. This fee will be the greater of $125,000 or 2% of adjusted net assets (as defined within the amended management services agreement). 1847 Cabinet expensed management fees of $500,000 for the years ended December 31, 2023 and 2022.

On March 30, 2021, 1847 Wolo entered into an offsetting management services agreement with the Manager. Pursuant to the management services agreement, the Manager will provide certain services to 1847 Wolo in exchange for a quarterly management fee. This fee will be the greater of $75,000 or 2% of adjusted net assets (as defined within the management services agreement). 1847 Wolo expensed management fees of $300,000 for the years ended December 31, 2023 and 2022.

On February 9, 2023, 1847 ICU entered into an offsetting management services agreement with the Manager. Pursuant to the management services agreement, the Manager will provide certain services to 1847 ICU in exchange for a quarterly management fee. This fee will be the greater of $75,000 or 2% of adjusted net assets (as defined within the management services agreement). 1847 ICU expensed management fees of $225,000 for the years ended December 31, 2023.

In addition, if the aggregate amount of management fees paid or to be paid to the Manager under the offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of the Company’s gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.

On a consolidated basis, the Company expensed total management fees of $1,325,000 and $1,100,000 for the years ended December 31, 2023 and 2022, respectively.

Manager’s Profit Allocation

The Manager owns 100% of the allocation shares of the Company which represent the original equity interest in the Company. As a holder of the allocation shares, the Manager is entitled to receive a 20% profit allocation as a form of preferred distribution, pursuant to a profit allocation formula upon the occurrence of certain events. Generally, the distribution of the profit allocation is paid upon the occurrence of the sale of a material amount of capital stock or assets of one of the Company’s businesses, including if the Company distributes its equity ownership in a subsidiary to the Company’s shareholders in a spin-off or similar transaction (a “Sale Event”), or, at the option of the Manager, at the five-year anniversary date of the acquisition of one of the Company’s businesses (a “Holding Event”). The calculation of the profit allocation and the rights of the Manager, as the holder of the allocation shares, are governed by the operating agreement. The Company records distributions of the profit allocation to the holders upon occurrence of a Sale Event or Holding Event as dividends declared on allocation interests to shareholders’ equity when they are approved by the Company’s board of directors.

The last occurrence of profit allocation distribution to the Manager by the Company was during the fourth quarter of 2020, concurrent with the spin-off of a former subsidiary. Following the profit allocation distribution to the Manager, the board of directors identified a need to adjust the distribution to the Manger, which resulted in the recognition of a $2 million distribution receivable from the Manager within shareholders’ equity, with repayment anticipated upon the occurrence of the next qualified profit allocation distribution event (the “Distribution Receivable”).

On April 23, 2024, the Company and the Manager entered into a letter agreement regarding the timing of payment of the Distribution Receivable, pursuant to which the parties agreed to treat the Distribution Receivable as a $2,000,000, plus interest accrued thereon at a non-compounding rate equal to the applicable federal rate, unqualified obligation of the Manager to be repaid as a credit against all future profit allocations resulting from both a Sale Event and a Holding Event payable to the Manager, all until the Distribution Receivable is fully paid, provided that, if the Distribution Receivable is not fully paid by the application of such credit or otherwise by the first to occur of (i) December 31, 2024 and (ii) the date of the sale of all or substantially all the assets (in a transaction of any form) or the liquidation, dissolution or winding up, voluntary or involuntary, of either party, then upon such date the unpaid balance shall be immediately due, payable and paid by the Manager.

Advances

From time to time, the Company has received advances from its chief executive officer to meet short-term working capital needs. As of December 31, 2023 and 2022, a total of $118,834 in advances from related parties are outstanding. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

As of December 31, 2023 and 2022, the Manager has funded the Company $74,928 in related party advances. These advances are unsecured, bear no interest, and do not have formal repayment terms or arrangements.

Building Lease

On September 1, 2020, Kyle’s entered into an industrial lease agreement with Stephen Mallatt, Jr. and Rita Mallatt, who are officers of Kyle’s. The lease is for a term of five years, with an option for a renewal term of five years and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term.

During the years ended December 31, 2023 and 2022, the Company expensed $87,106 under this related party lease.